Post Employment and Other Long Term Employees Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Expected amortization of actuarial losses in year 2014	$ 2
Expected amortization of past service cost in year 2014	1
Employer contributions	29	34
Expected contribution in cash	26
Accrued benefits related to defined contribution pension plans	19	19
Annual cost of defined contribution plans	$ 89	$ 94	$ 98